ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries

As of December 31, 2012, the Company’s subsidiaries included the following entities:

Subsidiaries	Place of Incorporation	Date of Establishment/ Acquisition	Percentage of Ownership	Principal Activities

Beijing A.B.C. Investment Consulting Co., Ltd. (“ABC”)	Mainland of PRC	April 19, 2007	100%	Provision of general and administrative services to group companies
Yunnan Huabang Electric Power Development Co., Ltd. (“Binglangjiang”)	Mainland of PRC	April 25, 2007	100%	Operation and development of hydroelectric assets
Sichuan Huabang Hydroelectric Development Co., Ltd. (“Liyuan”)	Mainland of PRC	May 21, 2007	100%	Operation and development of hydroelectric assets
Zhejiang Province Jingning Yingchuan Hydroelectric Development Co., Ltd. (“Yingchuan”)	Mainland of PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
Qingtian Wuliting Hydroelectric Development Co., Ltd. (“Wuliting”)	Mainland of PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
Suichang County Jiulongshan Hydroelectric Development Co., Ltd. (“Jiulongshan”)	Mainland of PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
China Hydroelectric Corporation (Hong Kong) Limited (“CHC HK”)	Hong Kong (“HK”)	June 25, 2008	100%	Investment holding company

	Place of Incorporation	Date of Establishment/ Acquisition	Percentage of Ownership	Principal Activities

Pingnan County Wangkeng Hydroelectric Co., Ltd. (“Wangkeng”)	Mainland of PRC	October 21, 2008	100%	Operation and development of hydroelectric assets
Sanming Zhongyin Banzhu Hydroelectric Co., Ltd. (“Banzhu”)	Mainland of PRC	October 22, 2008	100%	Operation and development of hydroelectric assets
Sun Power Asia Limited (“Sunpower”)	HK	November 14,2008	100%	Investment holding company
Yunhe County Shapulong Hydropower Generation Co., Ltd. (“Shapulong”)	Mainland of PRC	August 3, 2009	100%	Operation and development of hydroelectric assets
Zhejiang Longquan Ruiyang Cascaded II Hydropower Plant Co., Ltd. (“Ruiyang”)	Mainland of PRC	August 20, 2009	100%	Operation and development of hydroelectric assets
Suichang County Zhougongyuan Hydroelectric Development Co., Ltd. (“Zhougongyuan”)	Mainland of PRC	December 3, 2009	100%	Operation and development of hydroelectric assets
Fujian Huabang Hydroelectric Investment Co., Ltd. (“Fujian Huabang”).	Mainland of PRC	January 14, 2010	100%	Investment holding company
Henan Wuyue Storage Power Generation Co., Ltd. (“Wuyue”)	Mainland of PRC	March 23, 2010	79%	Development of hydroelectric assets
Yingjiang County Qinrui Husahe Power Co., Ltd. (“Husahe”)	Mainland of PRC	April 19, 2010	100%	Operation and development of hydroelectric assets
Fugong County Hengda Electric Power Development Co., Ltd. (“Hengda”)	Mainland of PRC	June 22, 2010	100%	Operation and development of hydroelectric assets
Fugong County Xineng Electric Power Development Co., Ltd. (“Xineng”)	Mainland of PRC	August 16, 2010	100%	Operation and development of hydroelectric assets
Luquan Xiaopengzu Power Generation Co., Ltd. (“Xiaopengzu”)	Mainland of PRC	September 8, 2010	100%	Operation and development of hydroelectric assets
Shaowu City Jinling Power Generation Co., Ltd. (“Jinling”)	Mainland of PRC	December 30, 2010	100%	Operation and development of hydroelectric assets
Shaowu City Jinlong Hydroelectric Co., Ltd. (“Jinlong”)	Mainland of PRC	December 30, 2010	55%	Operation and development of hydroelectric assets
Shaowu City Jintang Hydroelectric Co., Ltd. (“Jintang”)	Mainland of PRC	December 30, 2010	74%	Operation and development of hydroelectric assets
Shaowu City Jinwei Hydroelectric Co., Ltd. (“Jinwei”)	Mainland of PRC	December 30, 2010	74%	Operation and development of hydroelectric assets
Jinping Kanghong Hydroelectric Development Co., Ltd. (“Dazhaihe”)	Mainland of PRC	April 10, 2011	100%	Operation and development of hydroelectric assets